Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/35 (PR 09/01/27)	$1,000	$1,082,985
Series A, 5.00%, 09/01/27	595	643,316
Series A, 5.00%, 09/01/29 (PR 09/01/27)	180	194,937
Series A, 5.00%, 06/01/37 (PR 09/01/27)	130	140,788
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	510	547,759
Alabama Public School and College Authority RB,
Series A, 5.00%, 11/01/27	1,020	1,109,547
City of Auburn AL GOL, 5.00%, 05/01/27
(Call 05/01/25)	130	133,185
City of Huntsville AL GO, 5.00%, 09/01/27	150	162,608
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	185	194,498
5.00%, 11/01/27 (Call 05/01/27)	355	381,943
5.00%, 05/01/30 (Call 11/01/27)	125	135,308
Series A, 5.00%, 05/01/28 (Call 11/01/27)	75	81,418
State of Alabama GO
5.00%, 11/01/27	295	320,679
Series C, 5.00%, 08/01/27 (Call 08/01/26)	390	412,350
University of Alabama (The), 5.00%, 07/01/27	720	774,140
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	205	218,373
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	213,046
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	266,308
		7,013,188
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	265	285,537

Arizona — 1.9%
Arizona Board of Regents RB, 5.00%, 07/01/27	250	269,137
Arizona Department of Transportation State Highway
Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	825	869,165
Arizona State University RB
5.00%, 07/01/27	245	264,587
5.00%, 07/01/27 (Call 07/01/25)	180	185,193
5.00%, 07/01/27 (Call 07/01/26)	100	105,353
Series B, 5.00%, 07/01/30 (Call 07/01/27)	195	209,480
Arizona Transportation Board, 5.00%, 07/01/27	210	226,360
City of Chandler AZ GOL, 5.00%, 07/01/27	385	415,648
City of Phoenix AZ GO, 5.00%, 07/01/27
(Call 07/01/26)	495	522,212
City of Phoenix Civic Improvement Corp RB, 5.00%,
07/01/27	100	107,893
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	285	307,494
5.00%, 07/01/27 (Call 07/01/25)	610	626,835
5.00%, 07/01/27 (Call 07/01/26)	650	684,062
Series D, 5.00%, 07/01/29 (Call 07/01/27)	300	322,545
Gilbert Water Resource Municipal Property Corp. RB,
5.00%, 07/15/27	120	129,586
Maricopa County Unified School District No. 48
Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	43,077
Maricopa County Union High School District No.
210-Phoenix GO, 5.00%, 07/01/27	365	393,188
Salt River Project Agricultural Improvement & Power
District, 5.00%, 01/01/27	710	758,374
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/27	200	213,626
Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 01/01/27	$390	$416,572
Series A, 5.00%, 01/01/29 (Call 01/01/27)	355	377,452
State of Arizona COP, Series A, 5.00%, 10/01/27	115	124,776
		7,572,615
California — 12.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/27	100	108,863
Anaheim Housing & Public Improvements Authority RB,
5.00%, 10/01/27	215	234,774
Bay Area Toll Authority RB, 4.00%, 04/01/29
(Call 04/01/27)	1,470	1,536,951
California Health Facilities Financing Authority RB,
5.00%, 11/01/27	780	851,398
California Infrastructure & Economic Development
Bank RB
5.00%, 10/01/27	305	333,500
5.00%, 10/01/27 (Call 04/01/27)	110	118,832
5.00%, 10/01/28 (Call 04/01/27)	350	378,295
5.00%, 10/01/29 (Call 04/01/27)	105	113,587
California State Public Works Board RB
5.00%, 05/01/27	115	123,573
5.00%, 10/01/27	220	238,621
5.00%, 10/01/27 (ETM)	10	10,905
5.00%, 11/01/27	550	597,669
5.00%, 09/01/29 (Call 09/01/27)	290	312,388
5.00%, 10/01/30 (Call 10/01/27)	145	156,526
5.00%, 10/01/30 (PR 10/01/27)	10	10,905
Series C, 5.00%, 03/01/28 (Call 03/01/27)	325	348,163
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	400	433,131
Series A, 5.00%, 11/01/27 (Call 11/01/25)	100	103,845
Series A, 5.00%, 11/01/27 (Call 05/01/26)	600	634,328
Series A, 5.00%, 11/01/30 (Call 05/01/27)	220	238,018
Carlsbad Unified School District GO, 5.00%, 08/01/27
(Call 08/01/26)	200	212,006
Central Contra Costa Sanitary District COP, 5.00%,
09/01/27	50	54,651
City of Foster City CA GO, 4.00%, 08/01/30
(Call 08/01/27)	120	126,387
City of Los Angeles CA Wastewater System Revenue
RB, Series B, 5.00%, 06/01/27	425	460,793
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	590	639,280
5.00%, 05/15/27 (ETM)	110	118,872
City of Los Angeles Solid Waste Resources Revenue
RB, 5.00%, 02/01/27	150	161,547
City of San Francisco CA Public Utilities Commission
Water Revenue RB
5.00%, 11/01/27	270	296,341
5.00%, 11/01/27 (Call 05/01/25)	375	386,013
5.00%, 11/01/27 (Call 11/01/26)	250	267,389
Series D, 5.00%, 11/01/30 (Call 11/01/27)	355	387,526
Coast Community College District GO
Series B, 0.00%, 08/01/27 (AGM)(a)	775	695,654
Series D, 5.00%, 08/01/28 (Call 08/01/27)	160	174,531
Contra Costa Transportation Authority RB, Series A,
5.00%, 03/01/27 (Call 03/01/25)	435	447,195
Contra Costa Transportation Authority Sales Tax
Revenue RB, 5.00%, 03/01/27	215	232,092
County of Santa Clara CA, 5.00%, 08/01/27	170	185,193
County of Santa Clara CA GO, 5.00%, 08/01/29
(Call 08/01/27)	125	136,053

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
East Bay Municipal Utility District Wastewater System
Revenue RB, Series A, 5.00%, 06/01/28
(Call 06/01/27)	$130	$141,349
East Bay Municipal Utility District Water System
Revenue RB
5.00%, 06/01/27	50	54,311
5.00%, 06/01/28 (Call 06/01/27)	85	92,420
Series A, 5.00%, 06/01/27 (Call 06/01/25)	155	159,645
Series B, 5.00%, 06/01/27	115	124,916
El Camino Community College District Foundation
(The), 0.00%, 08/01/27(a)	200	180,081
Foothill-De Anza Community College District, 0.00%,
08/01/27 (NPFGC)(a)	415	376,123
Fremont Unified School District/Alameda County CA
GO, 5.00%, 08/01/27	200	217,945
Fremont Union High School District GO, 5.00%,
08/01/29 (Call 08/01/27)	75	81,948
Grossmont Union High School District GO, 0.00%,
08/01/27 (AGM)(a)	110	98,365
Los Angeles Community College District GO, 5.00%,
08/01/27	1,000	1,090,074
Los Angeles Community College District/CA GO
4.00%, 08/01/30 (Call 08/01/27)	120	125,647
5.00%, 08/01/27	390	425,129
Series J, 5.00%, 08/01/28 (Call 08/01/27)	190	207,189
Los Angeles County Metropolitan Transportation
Authority RB
5.00%, 07/01/30 (Call 07/01/27)	240	261,410
Series A, 5.00%, 06/01/27	1,110	1,204,598
Series A, 5.00%, 07/01/29 (Call 07/01/27)	255	277,606
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue RB
4.00%, 07/01/27 (Call 07/01/25)	125	126,976
5.00%, 07/01/27	265	288,543
Los Angeles Department of Water & Power RB
5.00%, 07/01/27	740	805,742
5.00%, 07/01/30 (Call 01/01/27)	100	107,293
Los Angeles Department of Water & Power System
Revenue RB, Series C, 5.00%, 07/01/28
(Call 07/01/27)	295	320,818
Los Angeles Department of Water & Power Water
System Revenue RB, 5.00%, 07/01/27	505	550,559
Los Angeles Department of Water RB, Series A, 5.00%,
07/01/30 (Call 01/01/27)	405	435,010
Los Angeles Unified School District/CA GO
3.00%, 07/01/27	160	160,567
5.00%, 07/01/27	1,535	1,666,629
5.00%, 07/01/27 (Call 07/01/25)	75	77,633
Series A, 5.00%, 07/01/27	840	912,032
Series B1, 5.00%, 07/01/27	415	450,587
Metropolitan Water District of Southern California RB
5.00%, 07/01/27	165	179,545
Series A, 5.00%, 07/01/27	485	527,754
Series C, 5.00%, 10/01/27	110	120,482
Modesto Irrigation District RB, Series A, 5.00%,
10/01/27 (Call 10/01/25)	45	46,798
Mountain View Los Altos Union High School District/CA
GO, Series C, 0.00%, 08/01/27(a)	150	134,319
Municipal Improvement Corp. of Los Angeles RB,
Series B, 5.00%, 11/01/27 (Call 11/01/26)	435	463,338
Security	Par (000)	Value

California (continued)
Newport Mesa Unified School District GO, 0.00%,
08/01/27 (NPFGC)(a)	$215	$194,121
Orange County Sanitation District RB, 5.00%, 02/01/27	55	59,217
Palo Alto Unified School District GO, 0.00%,
08/01/27(a)	330	298,880
Pasadena Area Community College District GO, 4.00%,
08/01/27	400	420,735
Poway Unified School District GO, 0.00%, 08/01/27(a)	400	359,518
Regents of the University of California Medical Center
Pooled Revenue RB, 5.00%, 05/15/27
(Call 05/15/26)	170	179,379
Riverside County Transportation Commission RB,
Series B, 5.00%, 06/01/28 (Call 12/01/27)	160	175,565
Riverside Unified School District GO, 4.00%, 08/01/29
(Call 08/01/27)	90	94,489
Sacramento Municipal Utility District RB, 5.00%,
08/15/27	90	98,233
San Diego County Regional Airport Authority RB
5.00%, 07/01/27	100	108,336
5.00%, 07/01/28 (Call 07/01/27)	475	513,162
San Diego County Regional Transportation
Commission, 5.00%, 04/01/27	255	275,598
San Diego County Regional Transportation
Commission RB, 5.00%, 04/01/27	110	118,746
San Diego County Water Authority, 5.00%, 05/01/27
(Call 05/01/26)	100	105,733
San Diego County Water Authority RB, 5.00%, 05/01/27
(Call 05/01/25)	110	113,224
San Diego Public Facilities Financing Authority RB,
5.00%, 08/01/27	250	272,431
San Diego Unified School District/CA GO
4.00%, 07/01/27 (Call 07/01/25)	250	253,898
5.00%, 07/01/30 (Call 07/01/27)	185	200,879
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	108,665
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue RB
5.00%, 07/01/29 (Call 07/01/27)	190	205,878
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	108,357
San Francisco City & County Airport Commission San
Francisco International Airport RB
5.00%, 05/01/27	290	313,406
5.00%, 05/01/27 (Call 05/01/26)	145	152,218
Series D, 5.00%, 05/01/27 (Call 05/01/26)	140	146,969
San Francisco City & County Airport Comm-San
Francisco International Airport RB, 5.00%, 05/01/27	125	135,048
San Francisco City & County Public Utilities
Commission Wastewater Revenue RB, 5.00%,
10/01/27	165	180,722
San Francisco County Transportation Authority Sales
Tax Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	255	266,928
San Jose Unified School District GO
5.00%, 08/01/27	165	179,978
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	85,716
San Mateo County Community College District GO
0.00%, 09/01/27 (NPFGC)(a)	350	314,584
Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	319,078
Series B, 0.00%, 09/01/27 (NPFGC)(a)	300	269,643
San Mateo Union High School District GO, Series C,
0.00%, 09/01/27 (NPFGC)(a)	170	153,284
Southern California Public Power Authority, 4.00%,
07/01/27 (Call 01/01/25)	465	469,716

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Southern California Public Power Authority RB
5.00%, 07/01/27	$930	$1,011,983
Series C, 5.00%, 07/01/27 (Call 01/01/25)	770	785,673
State of California, 4.00%, 09/01/27	560	586,256
State of California Department of Water Resources RB
5.00%, 12/01/28 (Call 12/01/27)	130	142,778
Series AX, 5.00%, 12/01/27	220	242,221
Series BB, 5.00%, 12/01/27	110	121,110
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	50	51,603
5.00%, 02/01/27 (AMBAC)	150	160,512
5.00%, 04/01/27	2,045	2,196,583
5.00%, 08/01/27	1,325	1,434,138
5.00%, 08/01/27 (Call 08/01/26)	205	216,646
5.00%, 09/01/27	260	281,947
5.00%, 09/01/27 (Call 09/01/26)	160	169,401
5.00%, 10/01/27	1,345	1,461,302
5.00%, 11/01/27	1,875	2,038,207
5.00%, 12/01/27	585	637,120
5.00%, 08/01/28 (Call 08/01/27)	440	474,729
5.00%, 11/01/28 (Call 11/01/27)	490	531,557
5.00%, 08/01/29 (Call 08/01/27)	450	486,407
5.00%, 08/01/30 (Call 08/01/27)	1,145	1,234,152
5.00%, 11/01/30 (Call 11/01/27)	745	806,858
Series B, 5.00%, 11/01/27	380	413,077
Series C, 5.00%, 08/01/27 (Call 08/01/26)	750	792,608
Sunnyvale Financing Authority RB, 4.00%, 04/01/27	100	104,423
University of California, 5.00%, 05/15/27	110	118,736
University of California RB
5.00%, 05/15/27	475	513,054
5.00%, 05/15/28 (Call 05/15/27)	150	162,418
5.00%, 05/15/29 (Call 05/15/27)	125	135,545
5.00%, 05/15/30 (Call 05/15/27)	305	331,193
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	545	560,594
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	835	906,707
Series I, 5.00%, 05/15/27 (Call 05/15/25)	570	586,310
West Valley-Mission Community College District GO,
Series B, 5.00%, 08/01/27 (Call 08/01/25)	80	82,706
Western Municipal Water District Facilities Authority
RB, 5.00%, 10/01/27	175	190,966
		51,581,030
Colorado — 1.0%
Adams & Arapahoe Joint School District 28J Aurora,
5.00%, 12/01/27 (SAW)	160	174,255
Board of Governors of Colorado State University
System RB, 5.00%, 03/01/27
(ST HGR ED INTERCEPT PROG)	250	266,875
City & County of Denver Co. Airport System
Revenue RB
5.00%, 11/15/27	1,255	1,360,902
Series B, 5.00%, 12/01/27	45	48,684
City & County of Denver Co. GO, 5.00%, 08/01/27	430	465,569
City of Colorado Springs Co. Utilities System Revenue
RB, 5.00%, 11/15/27	320	348,162
Colorado Health Facilities Authority RB, 5.00%,
11/01/27	200	211,531
Denver City & County School District No. 1 GO
5.50%, 12/01/28 (Call 12/01/27) (SAW)	295	326,327
5.50%, 12/01/29 (Call 12/01/27) (SAW)	200	220,547
Series B, 4.00%, 12/01/27 (SAW)	230	241,891
State of Colorado COP, Series K, 5.00%, 03/15/27	275	293,043
Security	Par (000)	Value

Colorado (continued)
University of Colorado, 5.00%, 06/01/29
(Call 06/01/27)	$100	$107,389
Weld County School District No. 6 Greeley GO, 5.00%,
12/01/27 (SAW)	125	136,137
		4,201,312
Connecticut — 1.7%
City of Danbury CT GO, 5.00%, 11/01/27
(Call 11/01/26)	50	53,193
State of Connecticut Clean Water Fund - State
Revolving Fund RB, Series A, 5.00%, 05/01/29
(Call 05/01/27)	185	199,572
State of Connecticut GO
4.00%, 06/01/27	55	57,217
5.00%, 04/15/27	680	729,103
5.00%, 07/15/27	520	560,646
5.00%, 08/15/27 (Call 08/15/26)	430	452,872
Series 2021 A, 4.00%, 01/15/27	545	564,154
Series A, 4.00%, 01/15/27	120	124,217
Series A, 5.00%, 04/15/29 (Call 04/15/27)	350	375,503
Series B, 4.00%, 06/01/27	210	218,464
Series B, 5.00%, 06/15/27 (Call 06/15/25)	240	246,554
Series D, 5.00%, 09/15/27	100	108,213
Series F, 5.00%, 11/15/27 (Call 11/15/25)	815	844,433
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/27	135	143,806
5.00%, 05/01/27	125	134,157
5.00%, 09/01/27 (Call 09/01/26)	460	484,907
Series A, 5.00%, 01/01/27	205	218,372
Series A, 5.00%, 05/01/27	590	633,220
Series B, 5.00%, 10/01/27	340	368,283
Series D, 5.00%, 11/01/27	220	238,739
University of Connecticut, 5.00%, 11/01/27	65	70,440
University of Connecticut RB, 5.00%, 04/15/27	125	133,986
		6,960,051
Delaware — 0.9%
County of New Castle, 5.00%, 04/01/27	305	327,416
Delaware Transportation Authority RB
5.00%, 07/01/27	430	464,377
5.00%, 07/01/27 (Call 07/01/26)	110	116,179
State of Delaware GO
5.00%, 02/01/27	595	637,410
5.00%, 05/01/27	240	258,591
5.00%, 07/01/27	270	292,046
Series A, 5.00%, 01/01/27	760	812,443
Series A, 5.00%, 02/01/27	170	182,117
Series D, 5.00%, 07/01/27 (Call 07/01/26)	365	385,139
		3,475,718
District of Columbia — 1.7%
District of Columbia GO
5.00%, 06/01/27	560	602,873
5.00%, 06/01/29 (Call 06/01/27)	250	267,785
Series A, 5.00%, 10/15/27	160	173,695
Series D, 5.00%, 06/01/27	650	699,764
Series E, 5.00%, 02/01/27	610	651,840
Series E, 5.00%, 06/01/27 (Call 12/01/26)	290	308,054
District of Columbia Income Tax Revenue RB
Series A, 5.00%, 03/01/27	595	636,985
Series B, 5.00%, 10/01/27	395	428,434
Series C, 5.00%, 05/01/27	310	333,110
Series C, 5.00%, 10/01/27	560	607,400

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia RB, 5.00%, 12/01/27	$105	$113,835
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	190	196,309
Series B, 5.00%, 10/01/27	245	265,827
Metropolitan Washington Airports Authority Aviation
Revenue RB, 5.00%, 10/01/27	135	146,181
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	130	139,292
5.00%, 07/01/28 (Call 07/01/27)	340	364,339
5.00%, 07/01/30 (Call 07/01/27)	110	117,982
Series A, 5.00%, 07/15/27	400	431,678
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	120	128,683
		6,614,066
Florida — 2.7%
Broward County FL Water & Sewer Utility Revenue RB,
5.00%, 10/01/27 (Call 10/01/25)	180	185,977
City of Miami Beach FL Stormwater Revenue RB,
5.00%, 09/01/27	115	123,320
County of Miami-Dade FL Aviation Revenue RB,
5.00%, 10/01/27 (Call 10/01/26)	200	209,355
County of Miami-Dade FL GO, Series A, 5.00%,
07/01/27	100	107,825
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/27	370	398,762
Series B, 5.00%, 10/01/27	395	426,565
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	369	396,622
Series A, 5.00%, 07/01/27 (Call 07/01/26)	285	298,893
Hillsborough County Aviation Authority RB, 5.00%,
10/01/27	200	216,273
Hillsborough County School Board COP, Series B,
5.00%, 07/01/27	30	31,943
JEA Water & Sewer System Revenue RB, 5.00%,
10/01/27	500	541,987
Orlando Utilities Commission RB, 5.00%, 10/01/27	380	411,749
Palm Beach County School District, 5.00%, 08/01/27	200	215,430
Palm Beach County School District COP
5.00%, 08/01/27	110	118,487
Series A, 5.00%, 08/01/27	195	210,045
Series B, 5.00%, 08/01/27	115	123,872
School Board of Miami-Dade County (The), 5.00%,
05/01/27 (Call 05/01/25) (AGM)	200	204,507
School Board of Miami-Dade County (The) GO
5.00%, 03/15/27	105	112,051
5.00%, 03/15/27 (BAM)	160	171,240
School District of Broward County/FL COP, Series A,
5.00%, 07/01/27	205	220,415
School District of Broward County/FL GO, 5.00%,
07/01/27	160	172,683
State of Florida Department of Transportation RB,
5.00%, 07/01/27	1,216	1,313,373
State of Florida Department of Transportation Turnpike
System RB
Series A, 5.00%, 07/01/27	340	366,373
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	231,139
State of Florida Department of Transportation Turnpike
System Revenue RB, 5.00%, 07/01/27	160	172,411
State of Florida GO
5.00%, 06/01/27	275	296,419
5.00%, 06/01/27 (Call 06/01/25)	165	169,458
Security	Par (000)	Value

Florida (continued)
5.00%, 06/01/27 (Call 06/01/26)	$380	$398,928
5.00%, 07/01/27	300	324,188
5.00%, 07/01/27 (Call 07/01/26)	120	126,448
5.00%, 07/01/28 (Call 07/01/27)	285	307,509
Series A, 5.00%, 07/01/27	480	518,701
Series B, 5.00%, 06/01/30 (Call 06/01/27)	125	134,388
Series C, 5.00%, 06/01/27	215	231,746
Series D, 5.00%, 06/01/27	255	274,861
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	243	254,952
Series A, 5.00%, 07/01/27	683	737,139
		10,756,034
Georgia — 2.4%
Athens-Clarke County Unified Government GO, 5.00%,
12/01/27	50	54,455
City of Atlanta GA, 5.00%, 12/01/27	215	234,402
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/27	140	150,764
Series A, 5.00%, 07/01/27	260	279,991
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	125	135,488
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	130,069
Series C, 5.00%, 11/01/28 (Call 11/01/27)	225	244,250
County of Columbia GA GO, 5.00%, 01/01/27	45	48,079
Georgia Ports Authority RB, 5.00%, 07/01/27	1,095	1,181,424
Georgia State Road & Tollway Authority RB, 5.00%,
06/01/27	645	693,526
Gwinnett County Water & Sewerage Authority RB,
5.00%, 08/01/27	730	790,384
Metropolitan Atlanta Rapid Transit Authority RB
4.00%, 07/01/30 (Call 07/01/27)	135	139,466
5.00%, 07/01/27	115	124,076
5.00%, 07/01/27 (Call 07/01/26)	355	374,633
Series A, 5.25%, 07/01/27 (NPFGC)	205	222,146
Series D, 4.00%, 07/01/27	675	705,675
State of Georgia, 5.00%, 07/01/27	200	216,125
State of Georgia GO
4.00%, 01/01/27	115	119,495
5.00%, 02/01/28 (Call 02/01/27)	300	321,235
5.00%, 07/01/28 (Call 01/01/27)	795	850,315
5.00%, 02/01/29 (Call 02/01/27)	175	187,696
Series A, 5.00%, 02/01/27 (Call 02/01/26)	150	156,974
Series A, 5.00%, 08/01/27	615	665,871
Series A-1, 5.00%, 02/01/27	335	358,578
Series C, 5.00%, 07/01/29 (Call 07/01/27)	225	243,669
Series E, 5.00%, 12/01/27 (Call 12/01/26)	220	234,663
Series F, 5.00%, 01/01/27	290	309,758
Series F, 5.00%, 07/01/27 (Call 01/01/27)	480	513,097
		9,686,304
Hawaii — 1.3%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	480	504,087
Series A, 5.00%, 07/01/27 (Call 07/01/25)	305	313,542
City & County of Honolulu HI GO
5.00%, 07/01/27	360	388,413
5.00%, 09/01/27	445	481,928
5.00%, 10/01/27	125	135,626
5.00%, 11/01/27	550	597,874
Series B, 5.00%, 10/01/27 (Call 10/01/25)	180	186,185

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series C, 4.00%, 08/01/27	$245	$255,858
County of Hawaii HI GO, 5.00%, 09/01/27
(Call 03/01/26)	175	182,756
County of Maui HI GO, 5.00%, 03/01/27	135	144,360
State of Hawaii GO
5.00%, 04/01/27 (Call 04/01/26)	210	219,348
5.00%, 10/01/27	205	222,053
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	470	495,665
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	270	284,531
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	200	214,162
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	460	495,530
		5,121,918
Idaho — 0.2%
Idaho Housing & Finance Association RB
5.00%, 08/15/27	160	172,544
Series A, 5.00%, 07/15/27	700	752,318
		924,862
Illinois — 3.9%
Chicago Midway International Airport RB, 5.00%,
01/01/27 (BAM)	250	266,091
Chicago O'Hare International Airport RB
5.00%, 01/01/27	305	323,662
5.25%, 01/01/27	170	181,583
Series A, 5.00%, 01/01/28 (Call 01/01/27)	425	449,292
Series B, 5.00%, 01/01/27 (Call 01/01/25)	305	309,710
Chicago Transit Authority Capital Grant Receipts
Revenue RB, 5.00%, 06/01/27	225	236,707
Illinois Finance Authority RB
5.00%, 01/01/27	375	399,570
5.00%, 07/01/27	515	553,551
5.00%, 07/01/29 (Call 01/01/27)	850	905,759
Illinois State Toll Highway Authority RB
5.00%, 01/01/27	545	580,236
Series A, 5.00%, 01/01/27	1,105	1,176,441
Series B, 5.00%, 01/01/27	805	857,045
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	131,263
Lake County School District No. 112 North Shore GO,
5.00%, 06/01/27	110	118,203
Metropolitan Water Reclamation District of Greater
Chicago GO, 5.00%, 12/01/27 (Call 12/01/26)	175	184,784
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	140	148,405
State of Illinois GO
5.00%, 02/01/27	870	915,279
5.00%, 03/01/27	440	463,565
5.00%, 05/01/27	725	766,052
5.00%, 06/01/27 (Call 06/01/26)	220	228,170
5.00%, 07/01/27	305	323,225
5.00%, 10/01/27	1,115	1,186,846
Series A, 5.00%, 03/01/27	590	621,599
Series A, 5.00%, 12/01/27	405	432,375
Series B, 5.00%, 03/01/27	255	268,657
Series B, 5.00%, 09/01/27	285	302,921
Series D, 5.00%, 11/01/27	1,625	1,732,260
Series D, 5.00%, 11/01/28 (Call 11/01/27)	1,010	1,077,636
State of Illinois Sales Tax Revenue RB, Series C,
5.00%, 06/15/27	300	319,379
		15,460,266
Indiana — 1.1%
Indiana Finance Authority, 5.00%, 02/01/27	265	283,176
Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB
5.00%, 02/01/27	$660	$705,269
5.00%, 10/01/27	1,460	1,577,942
Series C, 5.00%, 06/01/27 (Call 12/01/26)	685	725,018
Series E, 5.00%, 02/01/27 (Call 08/01/26)	160	168,893
Indiana University RB
4.00%, 08/01/27	420	438,327
5.00%, 08/01/29 (Call 08/01/27)	165	177,176
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 01/15/29 (Call 01/15/27)	375	400,141
		4,475,942
Iowa — 0.3%
City of Des Moines IA GO
5.00%, 06/01/27	565	607,583
6.00%, 06/01/27	155	171,886
Iowa Finance Authority RB
5.00%, 08/01/27	405	438,501
5.00%, 08/01/30 (Call 08/01/27)	125	135,146
		1,353,116
Kansas — 0.5%
County of Johnson KS GO, 5.00%, 09/01/27	305	328,576
State of Kansas Department of Transportation RB
5.00%, 09/01/27	150	162,127
5.00%, 09/01/27 (Call 09/01/25)	785	810,488
5.00%, 09/01/29 (Call 09/01/27)	145	156,412
5.00%, 09/01/30 (Call 09/01/27)	150	161,162
Series A, 5.00%, 09/01/28 (Call 09/01/27)	480	519,133
		2,137,898
Kentucky — 0.0%
Louisville/Jefferson County Metropolitan Government
GO, Series A, 5.00%, 04/01/27	150	160,835

Louisiana — 1.0%
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series B, 5.00%, 05/01/27	280	300,511
State of Louisiana GO
5.00%, 03/01/27	300	320,801
5.00%, 04/01/27	255	273,179
5.00%, 09/01/27 (Call 09/01/26)	240	253,638
5.00%, 04/01/28 (Call 04/01/27)	195	208,958
5.00%, 10/01/29 (Call 10/01/27)	190	205,159
Series A, 5.00%, 03/01/27	615	657,642
Series B, 5.00%, 08/01/27 (Call 08/01/26)	335	353,453
Series B, 5.00%, 10/01/27	570	617,415
State of Louisiana RB, 5.00%, 09/01/27	630	681,158
		3,871,914
Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 09/01/27	250	269,679
5.00%, 11/01/27	890	965,810
5.00%, 11/01/27 (Call 11/01/26)	295	313,679
Maine Turnpike Authority RB
5.00%, 07/01/27	155	167,128
5.00%, 07/01/27 (Call 07/01/25)	125	128,519
State of Maine GO, 5.00%, 06/01/27	1,045	1,125,351
		2,970,166
Maryland — 3.4%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	120	130,448
County of Anne Arundel MD, 5.00%, 04/01/27	250	268,610

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Anne Arundel MD GOL
3.00%, 10/01/27 (Call 10/01/26)	$100	$99,469
5.00%, 04/01/27	200	214,888
5.00%, 10/01/27	235	255,406
5.00%, 10/01/28 (Call 10/01/27)	315	341,898
5.00%, 10/01/29 (Call 10/01/27)	255	276,365
County of Baltimore MD GO
5.00%, 02/01/27 (Call 02/01/26)	165	172,114
5.00%, 03/01/27	270	289,549
5.00%, 08/01/27	250	270,679
County of Charles MD GO, 5.00%, 10/01/27	200	217,367
County of Howard MD GO
5.00%, 02/15/27	960	1,028,482
5.00%, 02/15/30 (Call 02/15/27)	160	170,803
Series B, 5.00%, 02/15/28 (Call 02/15/27)	460	492,301
County of Montgomery MD GO
4.00%, 11/01/27	455	478,446
4.00%, 11/01/28 (Call 11/01/27)	165	172,600
5.00%, 08/01/27	235	254,439
5.00%, 10/01/28 (Call 10/01/27)	115	124,820
Series A, 5.00%, 11/01/27	195	212,338
Series C, 5.00%, 10/01/27	150	163,025
County of Prince George's MD GO, 3.00%, 09/15/27	50	50,244
County of Prince George's MD GOL, Series A, 5.00%,
07/15/27	965	1,043,748
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	89,074
5.00%, 09/01/27	225	243,511
5.00%, 10/01/27	450	487,925
5.00%, 10/01/27 (Call 10/01/26)	290	307,685
5.00%, 12/01/27	250	272,083
5.00%, 12/01/27 (Call 12/01/26)	110	116,712
5.00%, 09/01/28 (Call 09/01/27)	345	373,640
5.00%, 10/01/28 (Call 10/01/27)	205	222,430
5.00%, 09/01/30 (Call 09/01/27)	350	378,227
Series A, 5.00%, 10/01/27	350	379,497
State of Maryland GO
5.00%, 08/01/27	1,005	1,088,131
Second Series, 5.00%, 08/01/27	305	330,229
Series A, 5.00%, 03/15/27	410	440,076
Series A, 5.00%, 08/01/27	560	606,322
Series A, 5.00%, 03/15/28 (Call 03/15/27)	570	610,446
Series A, 5.00%, 08/01/28 (Call 08/01/27)	150	161,996
Series A, 5.00%, 08/01/29 (Call 08/01/27)	465	502,135
Washington Suburban Sanitary Commission, 5.00%,
06/01/27 (GTD)	225	242,674
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	100	100,709
5.00%, 06/15/28 (Call 06/15/27) (GTD)	115	123,998
		13,805,539
Massachusetts — 2.4%
City of Boston MA GO
5.00%, 04/01/27	525	567,407
5.00%, 11/01/27	115	126,089
Series A, 5.00%, 05/01/27	95	102,884
City of Waltham MA GOL, 5.00%, 10/15/27	100	109,151
Commonwealth of Massachusetts Federal Highway
Grant Anticipation Note Revenue RB
5.00%, 06/15/27 (Call 06/15/26)	540	569,804
Series A, 5.00%, 06/15/27 (Call 06/15/26)	155	163,555
Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	$440	$469,850
5.00%, 05/01/27	145	156,044
5.00%, 07/01/27	295	318,685
5.00%, 09/01/27	855	927,173
Series B, 5.00%, 07/01/27	315	340,290
Series C, 5.00%, 05/01/27	455	489,655
Series D, 5.00%, 07/01/27	790	853,427
Series E, 5.00%, 11/01/27	815	887,160
Series G, 5.00%, 09/01/27	400	433,765
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/30
(Call 12/01/27)	100	108,608
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	555	600,695
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	155	167,505
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/27	720	771,751
5.00%, 02/01/27 (Call 02/01/26)	135	141,411
5.25%, 08/01/27	25	27,320
Massachusetts School Building Authority RB, Series C,
5.00%, 08/15/27 (Call 08/15/25)	245	253,152
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue, 5.00%, 01/01/27	260	277,639
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/27	400	427,834
Massachusetts Water Resources Authority RB,
Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	145,875
University of Massachusetts Building Authority RB,
5.00%, 11/01/27	65	70,828
		9,507,557
Michigan — 1.4%
Michigan Finance Authority RB, 5.00%, 12/01/28
(Call 06/01/27)	275	294,370
Michigan State Building Authority, 5.00%, 04/15/27
(Call 10/15/25)	290	299,535
Michigan State Building Authority RB
5.00%, 04/15/27	50	53,626
5.00%, 10/15/27	670	726,605
Michigan State University, 5.00%, 02/15/27	310	330,990
State of Michigan, 5.00%, 05/01/27	285	306,246
State of Michigan RB, 5.00%, 03/15/27	1,815	1,943,628
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/27	40	43,445
Series B, 5.00%, 11/15/27	815	885,189
University of Michigan RB
5.00%, 04/01/27	350	375,502
Series A, 5.00%, 04/01/29 (Call 04/01/27)	200	214,379
Wayne County Airport Authority RB, 5.00%, 12/01/27
(Call 12/01/25)	200	205,863
		5,679,378
Minnesota — 2.4%
City of Minneapolis MN GO, 5.00%, 12/01/27	170	185,406
County of Hennepin MN GO
5.00%, 12/01/27	470	512,952
5.00%, 12/01/28 (Call 12/01/27)	200	217,359
5.00%, 12/01/29 (Call 12/01/27)	120	130,173
Metropolitan Council GO
4.00%, 03/01/27 (Call 03/01/26)	300	307,357

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
5.00%, 03/01/27	$305	$327,084
5.00%, 12/01/27	205	223,656
Minneapolis-St Paul Metropolitan Airports
Commission RB
5.00%, 01/01/27	295	313,050
5.00%, 01/01/28 (Call 01/01/27)	100	106,465
Minnesota Public Facilities Authority RB, 5.00%,
03/01/27 (Call 03/01/26)	635	665,793
Minnesota Public Facilities Authority State Revolving
Fund RB, 5.00%, 03/01/27	1,015	1,085,066
State of Minnesota, 5.00%, 08/01/27	645	698,353
State of Minnesota GO
5.00%, 08/01/27	855	925,724
5.00%, 09/01/27	925	1,002,752
5.00%, 10/01/27	100	108,683
5.00%, 10/01/28 (Call 10/01/27)	210	228,239
Series A, 5.00%, 10/01/28 (Call 10/01/27)	460	499,951
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	108,685
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	280,387
Series D, 5.00%, 10/01/27	425	461,905
State of Minnesota RB, 5.00%, 03/01/27	285	304,587
University of Minnesota, 5.00%, 12/01/27	275	299,606
University of Minnesota RB
5.00%, 09/01/27	170	184,168
5.00%, 12/01/28 (Call 12/01/27)	185	199,887
Series B, 5.00%, 12/01/29 (Call 12/01/27)	215	232,195
		9,609,483
Mississippi — 0.6%
State of Mississippi GO
5.00%, 09/01/27	110	119,128
Series A, 5.00%, 10/01/28 (Call 10/01/27)	655	708,543
Series A, 5.00%, 10/01/32 (PR 10/01/27)	445	482,828
Series A, 5.00%, 10/01/34 (PR 10/01/27)	1,000	1,085,008
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	93,193
		2,488,700
Missouri — 0.6%
Metropolitan St Louis Sewer District RB
5.00%, 05/01/27	480	514,698
Series A, 5.00%, 05/01/28 (Call 05/01/27)	295	316,442
Missouri State Board of Public Buildings GO, 5.00%,
10/01/27	1,055	1,141,607
Missouri State Board of Public Buildings RB, 5.00%,
04/01/27 (Call 04/01/26)	345	361,988
Missouri State Environmental Improvement & Energy
Resources Authority RB, 5.00%, 01/01/27
(Call 07/01/25)	45	46,293
		2,381,028
Montana — 0.1%
State of Montana, 5.00%, 08/01/27	235	253,620

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB,
5.00%, 09/01/27 (Call 03/01/27)	335	358,531
City of Omaha NE GO, 5.00%, 04/15/27	350	374,717
Nebraska Public Power District RB
5.00%, 01/01/27	175	186,011
5.00%, 01/01/27 (Call 01/01/26)	145	150,673
Series A, 5.00%, 01/01/27 (Call 01/01/26)	145	150,673
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	53,324
Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	$1,020	$1,064,487
Series A, 5.00%, 02/01/30 (Call 12/01/27)	165	180,167
University of Nebraska Facilities Corp. RB (The),
5.00%, 07/15/27	250	269,542
		2,788,125
Nevada — 1.9%
Clark County School District GOL
5.00%, 06/15/27	340	363,628
5.00%, 06/15/27 (AGM)	205	219,587
5.00%, 06/15/27 (Call 12/15/25)	220	227,964
5.00%, 06/15/27 (Call 12/15/26)	500	529,380
Series C, 5.00%, 06/15/27 (Call 12/15/25)	495	514,294
County of Clark NV GOL
5.00%, 06/01/27	65	69,890
5.00%, 07/01/27 (Call 07/01/25)	500	513,794
5.00%, 11/01/27	290	314,702
5.00%, 12/01/27	135	146,770
Series B, 5.00%, 11/01/27 (Call 11/01/26)	75	79,585
County of Clark NV Passenger Facility Charge RB,
Series C, 5.00%, 07/01/27	305	328,141
County of Clark NV RB
5.00%, 07/01/27	935	1,005,623
5.00%, 07/01/30 (Call 07/01/27)	85	90,878
County of Washoe NV Gas Tax Revenue RB, 5.00%,
02/01/27	215	228,532
County of Washoe NV RB, 5.00%, 02/01/27	35	37,203
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	150,672
Las Vegas Valley Water District GOL
5.00%, 06/01/27 (Call 06/01/25)	100	102,684
5.00%, 02/01/29 (Call 02/01/27)	85	90,549
Series A, 5.00%, 06/01/27 (Call 06/01/25)	355	364,530
State of Nevada GOL
5.00%, 05/01/27	285	306,338
5.00%, 08/01/27	210	227,005
Series D, 5.00%, 04/01/27 (Call 04/01/25)	545	557,835
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	108,719
5.00%, 12/01/27 (Call 06/01/26)	545	572,652
Washoe County School District/NV GOL
5.00%, 04/01/27	160	171,155
5.00%, 06/01/27 (Call 06/01/25)	125	128,372
5.00%, 10/01/27	150	162,205
		7,612,687
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank, 5.00%,
08/15/27	360	389,870
New Hampshire Municipal Bond Bank RB
4.00%, 08/15/27 (Call 08/15/26)	230	236,284
5.00%, 02/15/27	55	58,890
5.00%, 08/15/27	170	184,105
5.00%, 08/15/27 (ST INTERCEPT)	105	113,712
State of New Hampshire GO
5.00%, 03/01/27 (Call 03/01/25)	35	35,795
5.00%, 12/01/27	255	277,817
Series D, 5.00%, 12/01/27	215	234,237
		1,530,710
New Jersey — 2.9%
County of Essex NJ GO, 4.00%, 08/15/27
(SCH BD RES FD)	120	125,798

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority
5.00%, 11/01/27	$165	$177,708
5.25%, 06/15/27 (Call 06/15/25)	120	123,229
5.25%, 06/15/27 (PR 06/15/25)	105	108,270
New Jersey Economic Development Authority RB
5.00%, 06/15/27	1,270	1,356,835
5.00%, 11/01/27	145	156,221
Series A, 4.00%, 11/01/27 (SAP)	355	368,138
Series A, 5.00%, 11/01/27	1,210	1,303,639
New Jersey Educational Facilities Authority, 5.00%,
07/01/27	285	308,659
New Jersey Educational Facilities Authority RB, 5.00%,
03/01/27	540	580,261
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/27	255	272,736
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	350	364,885
Series B, 5.00%, 06/15/27	2,040	2,181,768
New Jersey Turnpike Authority RB
5.00%, 01/01/27	500	533,050
5.00%, 01/01/30 (Call 01/01/27)	340	360,583
Series A, 5.00%, 01/01/29 (Call 01/01/27)	210	223,041
Series A, 5.25%, 01/01/27 (AGM)	725	778,397
State of New Jersey GO
5.00%, 06/01/27	30	32,227
5.00%, 06/01/27 (PR 06/01/25)	145	148,728
5.00%, 06/01/28 (Call 06/01/27)	260	279,032
Series A, 5.00%, 06/01/27	1,855	1,992,718
		11,775,923
New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/27	860	926,127
5.00%, 06/15/27	180	194,012
Series A, 5.00%, 06/01/27	60	64,614
State of New Mexico GO, 5.00%, 03/01/27	575	615,750
State of New Mexico Severance Tax Permanent Fund
RB, 5.00%, 07/01/27	1,050	1,131,089
		2,931,592
New York — 10.1%
City of New York
5.00%, 08/01/27	185	199,658
5.00%, 08/01/27 (Call 08/01/26)	90	94,757
City of New York NY GO
5.00%, 08/01/27	1,625	1,753,757
5.00%, 08/01/27 (Call 02/01/27)	500	534,171
5.00%, 09/01/27	150	162,181
5.00%, 11/01/27	440	477,479
Series 1, 5.00%, 08/01/27	575	620,560
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	300	322,605
Series A, 5.00%, 08/01/27	675	728,484
Series A, 5.00%, 08/01/28 (Call 08/01/27)	495	533,211
Series A-1, 5.00%, 08/01/27	200	215,847
Series B-1, 5.00%, 08/01/27	210	226,639
Series C, 5.00%, 08/01/27 (Call 02/01/26)	175	182,251
Series C, 5.00%, 08/01/28 (Call 02/01/27)	770	820,130
Series C-1, 5.00%, 08/01/27	330	356,148
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	433,206
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	345	370,029
Series A, 5.00%, 02/15/29 (Call 02/15/27)	220	234,313
Security	Par (000)	Value

New York (continued)
Long Island Power Authority RB, Series A, 5.00%,
09/01/27	$310	$336,168
Metropolitan Transportation Authority RB
5.00%, 11/15/27	125	136,301
5.00%, 11/15/27 (Call 11/15/26)	100	106,402
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	50	52,255
Series B-2, 5.00%, 11/15/27 (Call 11/15/26)	180	191,524
Series C-1, 5.00%, 11/15/27	250	268,252
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	71,914
Series C-2, 0.00%, 11/15/27(a)	375	330,851
Series D, 5.00%, 11/15/27 (Call 11/15/26)	305	318,755
New York City Municipal Water Finance Authority RB
5.00%, 06/15/27 (Call 12/15/25)	835	867,547
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	840	872,742
New York City Transitional Finance Authority Building
Aid Revenue RB
5.00%, 07/15/28 (Call 07/15/27) (SAW)	300	321,004
Series B-1, 5.00%, 07/15/27 (SAW)	235	253,773
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	365	390,269
Series S-3, 5.00%, 07/15/27 (SAW)	400	431,953
Series S-4A, 5.00%, 07/15/27 (SAW)	150	161,983
New York City Transitional Finance Authority Future Tax
Secured Revenue, 5.00%, 11/01/30 (Call 05/01/27)	555	592,691
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
4.00%, 05/01/27	65	67,834
4.00%, 05/01/27 (Call 05/01/26)	200	205,367
5.00%, 02/01/27	275	294,108
5.00%, 08/01/27	305	329,909
5.00%, 11/01/27	2,705	2,942,475
5.00%, 11/01/27 (Call 05/01/27)	335	358,479
5.00%, 11/01/29 (Call 11/01/27)	240	259,246
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	204,272
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	400	429,863
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	130	139,582
Series C, 5.00%, 11/01/27 (Call 05/01/25)	735	752,790
Series C, 5.00%, 11/01/29 (Call 05/01/27)	395	422,123
New York City Transitional Finance Authority RB,
5.00%, 05/01/27	100	107,371
New York City Water & Sewer System RB
5.00%, 06/15/27 (PR 06/15/25)	125	128,749
Series AA, 5.00%, 06/15/27	830	897,682
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	80	82,334
New York Power Authority RB, 5.00%, 11/15/27 (AGM)	500	544,758
New York State Dormitory Authority
5.00%, 03/15/27	190	203,922
5.00%, 03/15/27 (ETM)	85	90,991
5.00%, 07/01/27	185	199,916
New York State Dormitory Authority RB
5.00%, 03/15/27	175	187,932
5.00%, 07/01/27	365	393,808
5.00%, 03/15/28 (Call 03/15/27)	220	235,543
5.00%, 03/15/30 (Call 03/15/27)	395	422,599
Series A, 5.00%, 02/15/27 (PR 08/15/26)	140	148,520
Series A, 5.00%, 03/15/27	885	949,683
Series A, 5.00%, 03/15/27 (PR 09/15/26)	90	95,466
Series A, 5.00%, 07/01/27 (Call 07/01/25)	215	220,992
Series A, 5.00%, 02/15/29 (Call 02/15/27)	595	635,323
Series A, 5.00%, 02/15/30 (Call 02/15/27)	535	570,799
Series B, 5.00%, 02/15/27	440	472,818
Series B, 5.00%, 03/15/27 (PR 09/15/25)	400	413,919

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/28 (PR 08/15/27)	$125	$135,935
Series D, 5.00%, 02/15/27 (PR 08/15/26)	340	360,692
Series E, 5.00%, 03/15/27	515	551,297
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27	540	584,216
5.00%, 06/15/27 (Call 06/15/26)	150	157,895
5.00%, 10/15/27	150	163,560
5.00%, 06/15/29 (Call 06/15/27)	905	978,160
New York State Thruway Authority RB
5.00%, 01/01/27	655	696,770
5.00%, 03/15/27	400	429,093
New York State Urban Development Corp. RB
5.00%, 03/15/27	1,090	1,169,279
5.00%, 03/15/27 (ETM)	100	107,203
Series A, 5.00%, 03/15/27	235	252,531
Series A, 5.00%, 03/15/27 (PR 03/15/26)	625	653,508
Series A, 5.00%, 03/15/28 (PR 03/15/27)	710	761,143
Series A, 5.00%, 03/15/29 (Call 03/15/27)	355	378,634
Port Authority of New York & New Jersey, 5.00%,
11/15/29 (Call 11/15/27)	235	255,818
Port Authority of New York & New Jersey RB
4.00%, 12/01/27	90	94,586
5.00%, 12/01/27	690	751,739
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	125	128,080
State of New York GO
5.00%, 03/15/27	400	430,339
Series A, 5.00%, 03/01/27	100	107,487
Triborough Bridge & Tunnel Authority RB
0.00%, 11/15/27(a)	405	355,461
5.00%, 05/15/27	1,775	1,913,643
5.00%, 11/15/27 (Call 08/15/27)	470	507,771
Series B, 5.00%, 11/15/27 (Call 05/15/27)	330	352,350
Series C-1, 5.00%, 11/15/27	405	440,490
Utility Debt Securitization Authority RB, 5.00%,
06/15/27 (Call 06/15/25)	500	514,624
		40,611,287
North Carolina — 2.5%
City of Charlotte NC GO
5.00%, 06/01/27	150	161,783
Series A, 5.00%, 06/01/27	430	463,777
City of Charlotte NC Water & Sewer System
Revenue RB
5.00%, 07/01/27	1,130	1,221,109
5.00%, 07/01/27 (Call 07/01/25)	795	817,167
City of Durham NC RB, 5.00%, 04/01/27	145	155,565
City of Greensboro NC Combined Water & Sewer
System Revenue RB, 5.00%, 12/01/27	100	108,948
County of Forsyth NC RB, 5.00%, 04/01/27	120	128,744
County of Guilford NC, 5.00%, 03/01/27	190	203,757
County of Guilford NC GO
Series B, 5.00%, 05/01/27	265	285,270
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	107,527
County of Johnston NC GO, 5.00%, 02/01/27	100	107,068
County of Mecklenburg NC GO
4.00%, 04/01/30 (Call 04/01/27)	160	164,932
5.00%, 03/01/27	340	364,722
Series A, 5.00%, 04/01/27	325	349,296
Series A, 5.00%, 04/01/28 (Call 04/01/27)	340	364,909
County of Union NC Enterprise System Revenue RB,
5.00%, 06/01/27	200	215,378
County of Wake NC, 5.00%, 08/01/27	750	810,731
Security	Par (000)	Value

North Carolina (continued)
County of Wake NC GO, 5.00%, 04/01/27	$185	$198,830
County of Wake NC RB
5.00%, 03/01/27	215	230,237
5.00%, 09/01/27	125	135,373
5.00%, 12/01/27 (Call 12/01/26)	150	159,153
Mecklenburg County Public Facilities Corp. RB, 5.00%,
02/01/27	140	149,644
North Carolina Municipal Power Agency No. 1 RB,
Series A, 5.00%, 01/01/27 (Call 01/01/26)	130	134,877
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	125	131,810
Series B, 5.00%, 06/01/27	260	280,510
State of North Carolina RB
5.00%, 03/01/27	420	448,608
5.00%, 03/01/27 (Call 03/01/25)	345	352,308
5.00%, 05/01/30 (Call 05/01/27)	270	289,418
Series B, 5.00%, 05/01/27	950	1,021,434
Series B, 5.00%, 05/01/28 (Call 05/01/27)	485	521,348
Town of Cary NC GO, 5.00%, 09/01/27	125	135,641
		10,219,874
Ohio — 2.7%
City of Columbus OH GO
5.00%, 04/01/27	190	204,084
5.00%, 07/01/27 (Call 07/01/26)	565	594,953
5.00%, 08/15/27	295	319,581
5.00%, 04/01/28 (Call 10/01/27)	335	362,171
Series 3, 5.00%, 02/15/27	340	364,151
Series 4, 5.00%, 02/15/27	135	144,589
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	128,337
Series A, 5.00%, 04/01/27	60	64,448
County of Hamilton OH Sales Tax Revenue RB, 5.00%,
12/01/27	390	422,521
Ohio State University (The) RB
5.00%, 12/01/27	240	260,925
Series A, 5.00%, 12/01/27	470	510,978
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	150	160,564
Series A, 5.00%, 02/15/30 (Call 02/15/27)	200	212,922
Ohio Water Development Authority
5.00%, 06/01/27	185	199,225
5.00%, 12/01/27 (Call 12/01/26)	365	387,518
Ohio Water Development Authority RB
5.00%, 06/01/27	125	134,611
5.00%, 12/01/27 (Call 12/01/26)	70	74,319
Series A, 5.00%, 12/01/27	605	658,902
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 06/01/27	150	161,534
5.00%, 12/01/27 (Call 06/01/27)	495	532,010
Series A, 5.00%, 06/01/29 (Call 06/01/27)	245	262,832
Series A, 5.00%, 12/01/29 (Call 06/01/27)	420	450,154
Series B, 5.00%, 06/01/27 (PR 12/01/25)	310	321,681
Series B, 5.00%, 12/01/27	195	212,373
State of Ohio GO
5.00%, 03/01/27	275	294,658
5.00%, 03/15/27	585	627,367
5.00%, 05/01/27	135	145,195
5.00%, 06/15/27	440	474,547
5.00%, 09/01/27	170	184,229
Series C, 5.00%, 08/01/27	450	486,752
Series T, 5.00%, 05/01/30 (Call 05/01/27)	285	304,654

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series U, 5.00%, 05/01/27	$495	$532,381
State of Ohio RB
5.00%, 02/01/27 (Call 02/01/26)	330	344,131
5.00%, 12/01/27 (Call 12/01/26)	335	355,322
Series B, 5.00%, 10/01/27	35	37,848
		10,932,467
Oklahoma — 0.5%
Grand River Dam Authority RB, Series A, 5.00%,
06/01/27 (Call 12/01/26)	580	613,398
Oklahoma Turnpike Authority RB
5.00%, 01/01/27	640	681,377
Series E, 5.00%, 01/01/27	125	133,082
Oklahoma Water Resources Board RB, 5.00%,
04/01/27	260	278,372
University of Oklahoma (The) RB, Series B, 5.00%,
07/01/27 (Call 07/01/26)	100	104,769
		1,810,998
Oregon — 1.9%
City of Portland OR GOL
5.00%, 06/01/27	850	916,204
5.00%, 06/15/27	380	409,709
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/27	175	187,402
5.00%, 06/01/27 (Call 06/01/25)	175	179,767
5.00%, 06/15/27 (Call 06/15/26)	100	105,175
Series A, 5.00%, 05/01/27 (Call 05/01/26)	580	608,323
County of Multnomah OR GO, Series A, 5.00%,
06/15/27	615	663,908
County of Multnomah OR GOL, 5.00%, 06/01/29
(Call 06/01/27)	245	263,480
Hillsboro School District No.1J GO, 5.00%, 06/15/28
(Call 06/15/27) (GTD)	175	187,989
Oregon State Lottery RB, Series D, 5.00%, 04/01/27
(Call 04/01/25) (MO)	210	214,743
Portland Community College District GO, 5.00%,
06/15/27 (Call 06/15/26)	405	425,959
State of Oregon
5.00%, 05/01/27	775	832,774
5.00%, 11/01/27	60	65,223
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	380	408,391
Series B, 5.00%, 11/15/29 (Call 05/15/27)	225	241,223
State of Oregon GO
5.00%, 05/01/27	370	397,582
5.00%, 05/01/27 (Call 05/01/26)	205	214,965
5.00%, 06/01/27	215	231,532
5.00%, 08/01/27	230	248,624
5.00%, 08/01/27 (Call 08/01/25)	250	257,762
Series I, 5.00%, 08/01/28 (Call 08/01/27)	245	264,663
Series L, 5.00%, 08/01/30 (Call 08/01/27)	90	96,817
		7,422,215
Pennsylvania — 2.7%
Allegheny County Higher Education Building Authority
RB, 5.00%, 08/01/27	285	308,276
City of Philadelphia PA GO
5.00%, 08/01/27	110	117,992
Series A, 5.00%, 08/01/27 (Call 08/01/25)	605	619,979
Series B, 5.00%, 08/01/27 (Call 08/01/25)	210	215,199
Commonwealth of Pennsylvania GO
5.00%, 05/01/27	120	128,829
Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 07/15/27	$1,300	$1,402,062
5.00%, 10/01/27	200	216,564
5.00%, 01/15/28 (Call 01/15/27)	605	643,985
First Series, 5.00%, 01/01/27	1,135	1,209,366
First Series, 5.00%, 02/01/27 (Call 02/01/26)	220	228,681
First Series, 5.00%, 09/15/27 (Call 09/15/26)	400	421,342
First Series, 5.00%, 01/01/28 (Call 01/01/27)	905	962,805
Second Series, 5.00%, 01/15/27	540	575,931
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	280	294,939
County of Northampton PA GO, 4.00%, 10/01/27
(Call 04/01/26)	150	154,341
Lower Merion School District GOL, 5.00%, 11/15/27
(SAW)	335	365,115
Pennsylvania State University (The), 4.00%, 09/01/27
(Call 09/01/26)	310	319,391
Pennsylvania State University (The) RB
5.00%, 09/01/27	75	81,224
5.00%, 09/01/27 (Call 09/01/25)	290	299,643
5.25%, 08/15/27	255	278,121
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	395	421,333
5.00%, 06/01/27 (Call 12/01/25)	210	216,852
5.00%, 06/01/27 (Call 06/01/26)	320	334,443
5.00%, 12/01/27	160	173,889
Series A2, 5.00%, 12/01/27.	275	298,872
Series A2, 5.00%, 12/01/29 (Call 12/01/27)	295	320,495
Pittsburgh Water & Sewer Authority RB, 5.00%,
09/01/27	100	107,801
		10,717,470
Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series B, 5.00%,
06/15/27 (Call 06/15/26)	370	388,713
Rhode Island Health and Educational Building Corp.
RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	375	405,580
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund RB, Series B, 5.00%,
10/01/30 (Call 10/01/27)	50	54,406
State of Rhode Island GO
5.00%, 01/15/27	175	186,696
5.00%, 05/01/27	165	177,194
5.00%, 08/01/27	380	410,373
Series B, 5.00%, 08/01/28 (Call 08/01/27)	675	729,919
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	27,053
		2,379,934
South Carolina — 0.7%
City of Charleston SC Waterworks & Sewer System
Revenue RB
5.00%, 01/01/27	225	240,330
5.00%, 01/01/30 (Call 01/01/27)	105	111,801
City of Columbia SC Waterworks & Sewer System
Revenue RB, 5.00%, 02/01/27	135	144,219
County of Charleston SC, 4.00%, 11/01/28
(Call 11/01/27) (SAW)	200	209,284
County of Horry SC GO, 5.00%, 03/01/27	100	107,087
County of Richland SC GO, Series A, 5.00%, 03/01/27	300	321,814
Greenville County School District RB, 5.00%, 12/01/27	510	554,466
State of South Carolina GO
5.00%, 04/01/27 (SAW)	400	429,902
5.00%, 04/01/30 (Call 10/01/27) (SAW)	440	478,739
		2,597,642

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 1.8%
City of Clarksville TN Water Sewer & Gas Revenue RB,
5.00%, 02/01/27	$145	$154,989
City of Franklin TN GO, 5.00%, 06/01/27	235	253,538
City of Memphis TN Electric System Revenue RB,
5.00%, 12/01/28 (Call 12/01/27)	145	157,696
City of Memphis TN GO, 5.00%, 05/01/27	540	580,605
County of Blount TN GO, Series B, 5.00%, 06/01/27
(Call 06/01/26)	100	104,869
County of Hamilton TN GO
5.00%, 01/01/27	180	192,316
Series A, 5.00%, 04/01/27	220	236,446
County of Montgomery TN GO, 5.00%, 04/01/27	175	187,806
County of Rutherford, 5.00%, 04/01/27	210	225,632
County of Shelby TN GO
5.00%, 04/01/27	490	526,012
5.00%, 04/01/29 (Call 04/01/27)	310	331,816
Series A, 5.00%, 04/01/27	305	327,416
County of Williamson TN GO
5.00%, 04/01/27	150	161,213
5.00%, 05/01/27	500	538,407
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue RB, Series A, 5.00%,
05/15/27	150	161,372
Metropolitan Government of Nashville & Davidson
County TN GO
4.00%, 07/01/27	370	386,198
5.00%, 01/01/27 (Call 07/01/26)	440	461,823
5.00%, 07/01/27	320	345,365
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/27)	245	262,731
Series B, 5.00%, 07/01/30 (Call 07/01/27)	220	235,922
State of Tennessee GO
Series A, 5.00%, 11/01/27	180	195,668
Series B, 5.00%, 08/01/27 (Call 08/01/26)	265	280,516
Tennessee State School Bond Authority RB
5.00%, 11/01/30 (Call 11/01/27) (ST INTERCEPT)	125	135,112
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	605	656,985
Series B, 5.00%, 11/01/28 (Call 11/01/27)
(ST INTERCEPT)	220	239,273
		7,339,726
Texas — 10.3%
Alamo Community College District GOL
5.00%, 08/15/27	395	426,940
5.00%, 08/15/30 (Call 08/15/27)	175	188,677
Aldine Independent School District GO, 5.00%,
02/15/27	150	160,292
Alvin Independent School District/TX GO, 5.00%,
02/15/27 (Call 02/15/26) (PSF)	105	109,445
Arlington Independent School District/TX, 5.00%,
02/15/27 (PSF)	290	309,898
Arlington Independent School District/TX GO, 5.00%,
02/15/27 (PSF)	125	133,577
Austin Community College District RB, 5.00%, 02/01/27
(Call 02/01/26)	110	114,849
Austin Independent School District GO
5.00%, 08/01/27 (PSF)	1,580	1,704,642
5.00%, 08/01/27 (Call 08/01/26)	150	157,004
Board of Regents of the University of Texas System RB
5.00%, 08/15/27	125	135,020
5.00%, 08/15/27 (Call 08/15/26)	140	148,305
Security	Par (000)	Value

Texas (continued)
Series E, 5.00%, 08/15/27	$430	$464,467
City of Austin TX GOL
5.00%, 09/01/27	420	455,004
5.00%, 09/01/28 (Call 09/01/27)	110	118,389
City of Austin TX Water & Wastewater System Revenue
RB, 5.00%, 11/15/27	200	217,300
City of Dallas TX Waterworks & Sewer System
Revenue RB, Series A, 5.00%, 10/01/27
(Call 10/01/26)	205	216,105
City of Fort Worth Water & Sewer System Revenue RB,
5.00%, 02/15/27	375	400,957
City of Houston Combined Utility System Revenue,
0.00%, 12/01/27 (AGM)(a)	215	190,143
City of Houston TX Combined Utility System Revenue
RB, Series B, 5.00%, 11/15/27	120	130,154
City of San Antonio Texas Electric & Gas Systems
Revenue RB, 5.00%, 02/01/27	110	117,185
City of San Antonio TX Electric & Gas Systems
Revenue RB, 5.00%, 02/01/27	75	79,899
City of San Antonio TX GOL
5.00%, 02/01/27	100	106,949
5.00%, 08/01/27	375	405,627
5.00%, 08/01/28 (Call 08/01/27)	150	161,891
Clear Creek Independent School District RB, 5.00%,
02/15/27 (PSF)	115	122,891
College Station Independent School District GO,
5.00%, 08/15/27 (Call 08/15/26)	105	110,831
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	320	333,998
5.00%, 02/15/30 (Call 02/15/27) (PSF)	145	154,702
Series A, 5.00%, 02/15/27 (PSF)	900	961,753
County of Bexar TX GOL
5.00%, 06/15/27	185	198,905
5.00%, 06/15/27 (Call 06/15/25)	165	169,332
5.00%, 06/15/27 (Call 06/15/26)	180	188,882
County of Fort Bend TX GOL, Series B, 5.00%,
03/01/27 (Call 03/01/26)	305	317,762
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/27	270	288,363
5.00%, 02/15/27 (PSF)	690	736,927
5.00%, 02/15/27 (Call 02/15/26) (PSF)	670	700,257
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	1,200	1,305,998
Dallas Fort Worth International Airport RB
5.00%, 11/01/27	735	793,783
Series A, 5.00%, 11/01/27	325	350,993
Dallas Independent School District GO, 5.00%,
02/15/27 (PSF)	805	858,293
El Paso Independent School District GO, 5.00%,
08/15/27	420	453,666
Fort Bend Independent School District GO
5.00%, 02/15/27 (PSF)	405	432,422
5.00%, 08/15/27 (PSF)	180	194,302
5.00%, 08/15/30 (Call 08/15/27) (PSF)	115	122,745
Fort Worth Independent School District GO
5.00%, 02/15/27 (PSF)	130	138,920
5.00%, 02/15/27 (Call 02/15/25) (PSF)	135	137,822
5.00%, 02/15/27 (Call 02/15/26) (PSF)	140	146,237
5.00%, 02/15/27 (PR 02/15/25) (PSF)	10	10,205
Frisco Independent School District GO, 4.00%,
08/15/29 (Call 02/15/27) (PSF)	155	160,071

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Garland Independent School District GO, 5.00%,
02/15/27 (Call 02/15/25) (PSF)	$160	$162,917
Harris County Flood Control District RB, 5.00%,
10/01/27 (Call 10/01/25)	380	391,972
Harris County Toll Road Authority (The) RB, 5.00%,
08/15/27	520	561,681
Katy Independent School District GO, 5.00%, 02/15/27
(PSF)	295	315,063
Leander Independent School District GO, 0.00%,
08/15/27 (Call 08/15/25)(a)	150	130,208
Lewisville Independent School District GO
5.00%, 08/15/27	525	565,976
5.00%, 08/15/27 (Call 08/15/26) (PSF)	240	252,424
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	340	344,704
Lone Star College System GOL, 5.00%, 08/15/28
(Call 02/15/27)	125	133,264
Mesquite Independent School District GO, 5.00%,
08/15/29 (Call 08/15/27) (PSF)	215	231,345
North East Independent School District/TX GO, 5.25%,
02/01/27 (PSF)	235	251,889
North Texas Municipal Water District, 5.00%, 06/01/27	160	172,197
North Texas Municipal Water District RB, 5.00%,
06/01/27 (Call 06/01/26)	195	203,635
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System Contract Revenue
Refunding Bonds RB, 5.00%, 06/01/27	70	75,336
North Texas Municipal Water District Water System
Revenue RB
5.00%, 09/01/27	590	638,540
5.00%, 09/01/27 (Call 09/01/25)	135	138,978
North Texas Tollway Authority RB
5.00%, 01/01/27 (Call 01/01/25)	470	477,604
Series A, 5.00%, 01/01/27 (Call 01/01/26)	445	463,308
Series B, 5.00%, 01/01/27	935	993,828
Series B, 5.00%, 01/01/27 (Call 01/01/26)	475	491,760
Northside Independent School District GO, Series A,
5.00%, 08/15/27 (PSF)	295	318,439
Northside Independent School District RB, 5.00%,
08/15/27 (PSF)	1,185	1,279,152
Northwest Independent School District GO, 5.00%,
02/15/28 (Call 08/15/27) (PSF)	145	155,869
Permanent University Fund - Texas A&M University
System RB, Series B, 5.00%, 07/01/27
(Call 07/01/25)	25	25,694
Permanent University Fund - University of Texas
System RB
5.00%, 07/01/27	345	372,112
5.00%, 07/01/27 (Call 07/01/26)	130	136,301
Permanent University Fund-Texas A&M University
System, 5.00%, 07/01/27 (Call 07/01/25)	525	539,569
Pflugerville Independent School District GO, 5.00%,
02/15/27	1,205	1,285,864
Plano Independent School District GO, 5.00%,
02/15/27	215	229,169
Plano Independent School District RB, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	175	182,267
Prosper Independent School District GO, 5.00%,
02/15/27 (PSF)	210	224,219
Round Rock Independent School District GO
5.00%, 08/01/27	145	156,187
Series A, 5.00%, 08/01/27 (PSF)	1,580	1,704,642
Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO,
5.00%, 08/15/27 (PSF)	$360	$388,603
San Antonio Water System, 5.00%, 05/15/27
(Call 11/15/26)	320	337,758
San Antonio Water System RB
5.00%, 05/15/27	285	305,490
Series A, 5.00%, 05/15/27	210	225,098
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	273,939
Socorro Independent School District GO, Series B,
5.00%, 08/15/30 (Call 08/15/27) (PSF)	130	139,978
Spring Independent School District GO, Series A,
5.00%, 08/15/27 (Call 08/15/26)	155	162,615
State of Texas GO
5.00%, 10/01/27	380	411,472
5.00%, 10/01/30 (Call 10/01/27)	100	107,478
Series A, 5.00%, 04/01/27 (Call 04/01/26)	205	214,140
Series A, 5.00%, 10/01/30 (Call 10/01/27)	135	145,096
Series B, 5.00%, 10/01/29 (Call 10/01/27)	290	311,878
Series B, 5.00%, 10/01/30 (Call 10/01/27)	445	478,279
Temple Independent School District/TX GO, 4.00%,
02/01/28 (Call 02/01/27) (PSF)	100	103,069
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	175	179,695
5.00%, 05/15/27	480	515,920
Series C, 5.00%, 05/15/28 (Call 05/15/27)	255	272,853
Series E, 4.00%, 05/15/27 (Call 05/15/26)	490	502,052
Texas Public Finance Authority RB, 5.00%, 02/01/27	230	244,886
Texas State University System RB
5.00%, 03/15/27	1,175	1,256,814
Series A, 5.00%, 03/15/27 (Call 03/15/25)	260	265,498
Series A, 5.00%, 03/15/30 (Call 03/15/27)	350	373,900
Texas Tech University System RB, 5.00%, 02/15/27	175	186,902
Texas Transportation Commission State Highway
Fund RB
5.00%, 10/01/27 (Call 10/01/26)	100	104,918
5.25%, 04/01/27	270	290,602
Texas Water Development Board RB
5.00%, 04/15/27	205	219,869
5.00%, 04/15/27 (Call 10/15/25)	305	314,858
5.00%, 04/15/27 (Call 10/15/26)	205	216,783
5.00%, 08/01/27	310	334,671
5.00%, 10/15/27 (Call 10/15/25)	190	196,237
5.00%, 04/15/28 (Call 10/15/27)	450	485,554
5.00%, 08/01/29 (Call 08/01/27)	585	629,383
5.00%, 08/01/30 (Call 08/01/27)	410	441,995
Series A, 5.00%, 10/15/27	150	162,673
Trinity River Authority Denton Creek Wastewater
Treatment System Revenue RB, 5.00%, 02/01/27	190	202,072
University of North Texas System RB
Series A, 5.00%, 04/15/27	60	63,952
Series A, 5.00%, 04/15/30 (Call 04/15/27)	605	644,457
		41,360,329
Utah — 1.0%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	290	311,002
Canyons School District Local Building Authority RB,
5.00%, 06/15/27	460	495,809
Central Utah Water Conservancy District RB, Series B,
5.00%, 10/01/30 (Call 10/01/27)	250	269,944
City of Salt Lake City Public Utilities Revenue, 5.00%,
02/01/27	190	203,089

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Intermountain Power Agency RB, Series A, 5.00%,
07/01/27	$175	$188,812
Salt Lake City Corp. RB, 5.00%, 02/01/30
(Call 02/01/27)	135	143,893
State of Utah, 5.00%, 07/01/27	780	841,563
State of Utah GO
5.00%, 07/01/27 (Call 01/01/27)	375	400,110
5.00%, 07/01/28 (Call 07/01/27)	330	355,879
5.00%, 07/01/29 (Call 07/01/27)	170	183,101
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	225	244,083
Series A, 5.00%, 08/01/27 (Call 08/01/25)	260	268,034
Utah Water Finance Agency RB, Series A, 5.00%,
03/01/28 (Call 03/01/27)	250	267,237
		4,172,556
Vermont — 0.1%
State of Vermont GO
5.00%, 08/15/27	75	81,302
Series B, 5.00%, 08/15/27	100	108,403
		189,705
Virginia — 3.3%
City of Alexandria VA GO, 5.00%, 07/01/27	190	205,190
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	270	288,721
City of Norfolk VA GO, Series B, 4.00%, 10/01/27
(Call 10/01/26)	140	144,859
City of Richmond VA, 5.00%, 07/15/28 (Call 07/15/27)	130	140,574
City of Richmond VA GO
5.00%, 03/01/27	195	208,879
5.00%, 07/15/27	270	291,661
City of Virginia Beach VA GO, 5.00%, 07/15/27 (SAW)	260	281,217
County of Arlington VA GO
5.00%, 06/15/27	155	167,326
5.00%, 08/15/27	115	124,623
County of Fairfax VA GO
4.00%, 10/01/27	445	467,520
4.00%, 10/01/27 (SAW)	210	220,628
County of Henrico VA GO
5.00%, 08/01/27	155	167,767
5.00%, 08/01/27 (SAW)	250	270,592
Series A, 5.00%, 08/01/27 (SAW)	240	259,768
County of Loudoun VA GO
5.00%, 12/01/27	90	98,191
Series A, 5.00%, 12/01/27 (SAW)	670	730,973
Fairfax County Industrial Development Authority RB,
5.00%, 05/15/27	265	284,225
Hampton Roads Sanitation District RB
5.00%, 10/01/28 (Call 10/01/27)	205	222,929
Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	228,823
Virginia College Building Authority, 5.00%, 02/01/27	1,385	1,479,997
Virginia College Building Authority RB
5.00%, 02/01/27	1,020	1,090,029
5.00%, 09/01/27	130	140,788
Series A, 5.00%, 09/01/27	125	135,106
Series A, 5.00%, 09/01/27 (Call 09/01/26)
(ST INTERCEPT)	355	374,445
Series A, 5.00%, 09/01/27 (PR 09/01/26)
(ST INTERCEPT)	5	5,278
Series C, 5.00%, 02/01/30 (Call 02/01/27)	205	217,641
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	165	174,446
Security	Par (000)	Value

Virginia (continued)
5.00%, 05/15/27	$300	$322,745
5.00%, 09/15/27	175	189,688
5.00%, 09/15/27 (Call 09/15/26)	125	132,286
Series A, 5.00%, 05/15/27	560	602,456
Series A, 5.00%, 05/15/29 (Call 11/15/27)	320	347,068
Series A, 5.00%, 05/15/30 (Call 11/15/27)	350	379,366
Virginia Public Building Authority RB
4.00%, 08/01/31 (PR 08/01/27)	70	73,102
5.00%, 08/01/27 (Call 08/01/26)	320	338,024
5.00%, 08/01/29 (Call 08/01/27)	410	443,384
Series A, 4.00%, 08/01/27	135	141,167
Virginia Public School Authority
5.00%, 08/01/27	380	410,770
5.00%, 10/01/27 (SAW)	135	146,723
Virginia Public School Authority RB
4.00%, 10/01/27	100	104,918
4.00%, 02/01/29 (Call 02/01/27)	370	384,909
5.00%, 08/01/27	140	151,336
5.00%, 08/01/27 (SAW)	140	151,336
Virginia Resources Authority RB
5.00%, 11/01/27	60	65,268
5.00%, 11/01/27 (Call 11/01/25)	300	310,807
		13,117,549
Washington — 4.6%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	525	570,698
Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	195	206,575
City of Seattle GO, 5.00%, 06/01/27 (Call 06/01/25)	170	174,504
City of Seattle Municipal Light & Power Revenue,
5.00%, 09/01/27	170	183,805
City of Seattle WA Drainage & Wastewater Revenue
RB, 5.00%, 04/01/27 (Call 04/01/26)	145	151,735
City of Seattle WA GOL
5.00%, 12/01/27	390	424,747
Series A, 5.00%, 05/01/27	305	327,835
City of Seattle WA Municipal Light & Power
Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	175	180,057
5.00%, 07/01/27	845	910,257
Series A, 5.00%, 07/01/27	225	242,376
Series B, 5.00%, 04/01/27 (Call 04/01/26)	340	355,937
City of Seattle WA Water System Revenue RB, 5.00%,
05/01/27 (Call 05/01/25)	400	409,187
Clark County School District No. 114 Evergreen GO,
5.00%, 12/01/27 (GTD)	755	820,252
County of King WA GOL
5.00%, 07/01/27	100	107,893
5.00%, 07/01/27 (Call 01/01/25)	295	300,372
5.00%, 12/01/27	120	130,691
Series E, 5.00%, 12/01/27 (Call 12/01/25)	305	316,570
County of King WA Sewer Revenue RB
5.00%, 01/01/27	105	111,910
5.00%, 07/01/27 (Call 01/01/26)	55	57,264
Series B, 5.00%, 07/01/27 (Call 07/01/26)	590	620,736
County of Snohomish WA GO, 5.00%, 12/01/27	215	233,664
Energy Northwest RB
5.00%, 07/01/27	820	884,719
Series A, 5.00%, 07/01/27	185	199,601
Series A, 5.00%, 07/01/27 (Call 07/01/26)	140	147,394
Series A, 5.00%, 07/01/28 (Call 07/01/27)	805	866,103
Series A, 5.00%, 07/01/29 (Call 07/01/27)	330	354,601

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 07/01/27	$505	$544,858
King County School District No. 405 Bellevue GO,
5.00%, 12/01/27 (Call 12/01/26) (GTD)	355	376,602
King County School District No. 414 Lake Washington
GO, 4.00%, 12/01/27 (GTD)	520	544,559
Kitsap County School District No. 401 Central Kitsap
GO, 5.00%, 12/01/27 (GTD)	80	86,975
Pierce County School District No. 402 Franklin Pierce
GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	190	204,776
Port of Seattle WA GOL, 5.00%, 01/01/29
(Call 01/01/27)	200	212,178
Port of Seattle WA RB, 5.00%, 02/01/27
(Call 02/01/26)	300	311,660
Spokane County School District No. 356 Central Valley
GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	160	173,472
Spokane County School District No. 81 Spokane GO,
5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	238,107
State of Washington, 5.00%, 07/01/27	635	685,118
State of Washington COP, Series B, 5.00%, 07/01/27	160	172,248
State of Washington GO
0.00%, 06/01/27 (AMBAC)(a)	120	108,297
5.00%, 02/01/27	965	1,031,477
5.00%, 02/01/27 (Call 02/01/25)	420	428,307
5.00%, 06/01/27	105	113,074
5.00%, 07/01/27 (Call 01/01/25)	315	320,851
5.00%, 08/01/27	270	291,863
5.00%, 08/01/27 (Call 08/01/26)	165	173,789
5.00%, 08/01/30 (Call 08/01/27)	105	112,754
Series D, 5.00%, 02/01/27	360	384,800
Series E, 5.00%, 07/01/27 (Call 01/01/25)	395	402,336
Series R, 5.00%, 08/01/27	705	762,087
Series R, 5.00%, 08/01/27 (Call 08/01/26)	385	404,873
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	445	478,938
Series R-2018-D, 5.00%, 08/01/27	125	135,122
University of Washington, 5.00%, 04/01/27	300	322,048
University of Washington RB, Series B, 5.00%,
06/01/27 (Call 06/01/25)	130	133,324
Washington State University RB, 5.00%, 04/01/27
(Call 04/01/25)	125	127,324
		18,571,300
West Virginia — 0.6%
State of West Virginia GO
5.00%, 06/01/27	380	408,337
Series A, 5.00%, 06/01/27	485	521,168
Series A, 5.00%, 12/01/27	235	255,310
West Virginia Commissioner of Highways RB
5.00%, 09/01/27	335	359,473
5.00%, 09/01/29 (Call 09/01/27)	305	327,385
Series A, 5.00%, 09/01/29 (Call 09/01/27)	295	316,652
West Virginia State School Building Authority Lottery
Revenue RB, Series A, 5.00%, 07/01/27
(Call 07/01/25)	335	343,687
		2,532,012
Security	Par (000)	Value

Wisconsin — 1.9%
Milwaukee Metropolitan Sewerage District GO,
Series A, 5.00%, 10/01/27 (Call 10/01/26)	$150	$158,547
State of Wisconsin
4.00%, 05/01/27 (Call 05/01/26)	345	354,125
5.00%, 11/01/30 (Call 05/01/27)	290	309,624
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/27)	145	150,769
5.00%, 05/01/27	860	926,059
5.00%, 05/01/27 (Call 05/01/25)	315	322,683
5.00%, 11/01/27 (Call 05/01/27)	645	692,799
5.00%, 11/01/28 (Call 05/01/27)	250	266,920
5.00%, 11/01/29 (Call 05/01/27)	280	299,023
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	180	184,928
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	530	555,409
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	80	85,929
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	395	421,730
State of Wisconsin RB
Series A, 5.00%, 05/01/27	460	494,440
Series A, 5.00%, 05/01/29 (PR 05/01/27)	460	494,440
Wisconsin Department of Transportation, 5.00%,
07/01/29 (Call 07/01/27)	265	283,982
Wisconsin Department of Transportation RB
5.00%, 07/01/27	215	231,823
Series 1, 5.00%, 07/01/27	410	442,081
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	250	268,304
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	810	866,279
		7,809,894

Total Long-Term Investments — 98.7%
(Cost: $398,177,911)		396,772,072

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 4.09%(b)(c)	2,410,519	2,410,760

Total Short-Term Securities — 0.6%
(Cost: $2,410,716)		2,410,760

Total Investments — 99.3%
(Cost: $400,588,627)		399,182,832

Other Assets Less Liabilities — 0.7%		2,892,998

Net Assets — 100.0%		$402,075,830

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$4,717,248	$—	$(2,306,917	)(a)	$398	$31	$2,410,760	2,410,519	$17,693	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$396,772,072	$—	$396,772,072
Short-Term Securities
Money Market Funds	2,410,760	—	—	2,410,760
	$2,410,760	$396,772,072	$—	$399,182,832

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCH BD RES FD	School Board Resolution Fund
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation